Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Investments All Other Investments [Abstract]
Other Non-Current Assets

Other non-current assets consisted of the following:

	December 31,	December 31,
	2021	2020
Equity securities	29	25
Long-term State receivables	506	623
Defined benefit plans	15	4
Deposits and other non-current assets	89	72
Total	639	724